Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Investment reserve	Other reserves	Retained earnings (losses)	Non-controlling interest
Equity	R$ 33,166,365	R$ 33,061,032	R$ 9,269,281	R$ (33,735)	R$ 18,425	R$ (2,120,324)	R$ 879,278	R$ 1,404,099	R$ 19,732,050	R$ 2,192,442		R$ 1,719,516		R$ 105,333
Net income (loss) for the period	10,320,416	10,310,498											10,310,498	9,918
Other comprehensive income	(9,740)	(9,740)										(9,740)
Stock options granted	4,159	4,159			4,159
Shares granted
Shares repurchased	(778,500)	(778,500)				(778,500)
Unclaimed dividends forfeited						1,517,224				(1,517,224)
Fair value attributable to non-controlling interest	(2,687)													(2,687)
Increase (decrease) through appropriation of retained earnings, equity									(14,972,324)		14,972,324
Realization of deemed cost, net of taxes												(59,626)	59,626
Shares repurchased	(880,914)
Equity	42,700,013	42,587,449	9,269,281	(33,735)	22,584	(1,381,600)	879,278	1,404,099	4,759,726	675,218	14,972,324	1,650,150	10,370,124	112,564
Equity	44,810,300	44,692,770	9,269,281	(33,735)	26,744	(1,484,014)	998,237	1,847,109	15,670,952	1,887,576	14,972,324	1,538,296		117,530
Net income (loss) for the period	(3,545,485)	(3,554,806)											(3,554,806)	9,321
Other comprehensive income	24,020	24,020										24,020
Stock options granted	12,377	12,377			12,377
Shares granted					(4,877)	4,877
Shares repurchased	(679,431)	(679,431)				(679,431)
Fair value attributable to non-controlling interest	(7,586)													(7,586)
Realization of deemed cost, net of taxes												(36,307)	36,307
Treasury shares cancelled						853,725			(813,258)	(40,467)
Increase (decrease) in equity									(10,000,000)
Equity	R$ 40,614,195	R$ 40,494,930	R$ 19,269,281	R$ (33,735)	R$ 34,244	R$ (1,304,843)	R$ 998,237	R$ 1,847,109	R$ 4,857,694	R$ 1,847,109	R$ 14,972,324	R$ 1,526,009	R$ (3,518,499)	R$ 119,265